Assets and Liabilities Held for Sale - Assets and Liabilities Discontinued Operations (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Carrying amounts of major classes of assets included as part of discontinued operations:
Policy loans	$ 35,302	$ 50,387	$ 366,849
Reinsurance recoverables	1,043,985	3,569,849	20,359,326
Premiums receivable	23,490	33,512	210,896
Total assets held for sale in the Consolidated Balance Sheet	1,102,777	3,653,748	20,937,071
Carrying amounts of major classes of liabilities included as part of discontinued operations:
Benefit reserves	594,603	1,403,953	9,799,834
Policy claims	35,302	28,203	127,666
Deposit-type contracts	474,943	2,209,195	11,050,139
Advance premiums	593	2,226	21,699
Accounts payable and accrued expenses	5,672	3,290	53,395
Total liabilities held for sale in the Consolidated Balance Sheet	$ 1,111,113	$ 3,646,867	$ 21,052,733